Merger - Merger Consideration - Additional Information (Detail) - USD ($) $ in Thousands	Jun. 30, 2024	Feb. 09, 2024	Dec. 31, 2023
Merger [Line Items]
Liabilities	$ 38,143	$ 8,159	$ 18,293
Accounts payable		223
Accrued liabilities and other liabilities		1,987
Deferred legal fees	$ 2,953	3,330	$ 0
Related Party [Member]
Merger [Line Items]
Notes payable		$ 2,619